Prospectus Supplement dated May 1, 2017
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Personal Portfolio Plus2/ Personal Portfolio Plus/Personal Portfolio Variable Annuity	37301 U (1/07) Jan. 2, 2007
RiverSource ® Personal Portfolio Plus2/ Personal Portfolio Variable Annuity	45066 N (1/07) Jan. 2, 2007
RiverSource ® Preferred Variable Annuity	40001 M (1/07) Jan. 2, 2007
RiverSource ® Innovations Variable Annuity	45273 CC (5/17) May 1, 2017	45282 J (5/08) May 1, 2008
RiverSource ® Innovations Classic Variable Annuity	45281 CC (5/17) May 1, 2017
RiverSource ® Galaxy Premier Variable Annuity	45211 CC (5/17) May 1, 2017
RiverSource ® Pinnacle Variable Annuity	44179 CC (5/17) May 1, 2017
RiverSource ® Platinum Variable Annuity	43415 K (1/07) Jan. 2, 2007
RiverSource ® Signature Variable Annuity	43444 CC (5/17) May 1, 2017
RiverSource ® New Solutions Variable Annuity	240355 CC (5/17) May 1, 2017
RiverSource ® FlexChoice Variable Annuity	45271 CC (5/17) May 1, 2017
RiverSource ® Signature Variable Universal Life Insurance	S-6482 K (1/07) Jan. 2, 2007
Evergreen Pathways Variable Annuity	45275 CC (5/17) May 1, 2017
Evergreen New Solutions Variable Annuity	45272 CC (5/17) May 1, 2017
The following information describes proposed changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies (“Contracts”). Please retain this supplement with your latest printed prospectus for future reference.
Effective after close of business on May 12, 2017, Putnam VT Growth and Income Fund – Class IA Shares will merge into Putnam VT Equity Income Fund – Class IA Shares (an “Acquiring Fund”) and Putnam VT Growth and Income Fund – Class IB Shares will merge into Putnam VT Equity Income Fund – Class IB Shares (an “Acquiring Fund”).
Upon the merger, the Acquiring Funds will be added as investment options under your contract.
The section in your prospectus titled “The Variable Account and the Funds” is hereby amended to include descriptions for the new underlying funds as follows:
Investing In	Investment Objective and Policies	Investment Adviser
Putnam VT Equity Income Fund – Class IA Shares	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Equity Income Fund – Class IB Shares	Seeks capital growth and current income.	Putnam Investment Management, LLC
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
45273-8 (5/17)
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